SCHEDULE OF LEASE EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 128	$ 148	$ 371	$ 410	$ 487	$ 583
Total net lease cost	$ 128	$ 148	$ 371	$ 410	$ 487	$ 583